Fair Values of Assets and Liabilities - Fair Value Option (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 2,011	$ 1,849
Aggregate unpaid principal, total loans	1,994	1,848
Carrying amount over (under) unpaid principal outstanding, total loans	17	1
Fair value carrying amount, time deposits	2,818	0
Aggregate unpaid principal, time deposits	2,822	0
Carrying amount over (under) unpaid principal outstanding, time deposits	(4)	0
Fair value, nonaccrual loans	1	1
Contractual principal outstanding, nonaccrual loans	1	1
Fair value, loans 90 days or more past due	4	1
Contractual principal outstanding, loans 90 days or more past due	$ 4	$ 1